Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Sep. 14, 2026	Aug. 27, 2026	Aug. 12, 2026	Jul. 23, 2026
Subsequent Events [Line Items]
Minimum bid price	$ 1
Consecutive business days	30 days
Webuy Travel Pte. Ltd. [Member] | Ordinary Shares [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Shares issued			728,484
Issuance of shares value			$ 557,289.87
Share Purchase Agreement [Member] | Equity Line of Credit [Member] | Dogwood Partners [Member]
Subsequent Events [Line Items]
Aggregate purchase price (in Dollars)				$ 37,054
Price per share (in Dollars per share)				$ 0.74108
Shares sold				50,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 1
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued		728,484
Accounts payable			$ 557,289.87
Class A Ordinary Shares [Member] | Webuy Travel Pte. Ltd. [Member] | Ordinary Shares [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)			$ 0.765
Closing price percentage			85.00%